Related Party Balance and Transactions	6 Months Ended
Dec. 31, 2025
Related Party Balance and Transactions [Abstract]
Related party balance and transactions

Note 9 — Related party transactions

The following was a summary of related party’s balance as of December 31, 2025 and June 30, 2025 and transactions for the six months ended December 31, 2025 and 2024:

Mr. But, Yiu Kong Kenneth (“Mr. Kenneth But”), an executive director of the Group.

Mr. Lao Wai Hong (“Mr. Lao”) is an executive director and Chief Executive Officer of the Group.

Mr. Lao Wai Man (“Raymond”) is an employee of the Group.

Balance with a related party

			June 30,	December 31,
		Nature of	2025	2025	2025
Name of related parties	Relationship	transactions	HKD	HKD	US$

Galaxy Accounting & Tax Services Limited	Mr. Lao and Mr. Kenneth But being the directors	Amount due from a related party	$-	$20,000	$2,570

Transactions with related parties

			For the six months ended December 31,
		Nature of	2024	2025
Name of related parties	Relationship	transactions	HKD	HKD	US$
Noah Trust (Asia) Limited	Mr. Kenneth But being one of its directors	Payroll outsourcing service fee income	$3,000	$3,000	$385
Nebula 360 Services Limited	Raymond, brother of Mr. Lao, being the director	Referral service fee income	$6,455	$60,925	$7,828
Nebula 360 Services Limited	Raymond, brother of Mr. Lao, being the director	Employment service fee expense	$23,357	$23,384	$3,000